Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	$17,410	$16,017,200
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	15,934	12,942,573
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,303	12,873,649
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	8,716	7,778,986
3.75%, 02/15/28 (Call 02/15/23)(b)	8,714	8,196,606
4.00%, 02/15/30 (Call 02/15/25)(b)	7,796	7,239,561
4.88%, 01/15/29 (Call 01/15/24)(b)	6,077	5,970,653
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	8,528	7,353,694
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,428	6,388,080
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	9,937	9,266,253
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	5,012	4,944,839
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)(b)	16,632	15,051,960
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 12/15/22)(a)(b)	15,247	13,829,029
		127,853,083
Aerospace & Defense — 2.5%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	10,773	8,994,162
7.13%, 06/15/26 (Call 06/15/23)(a)	18,228	16,615,733
7.50%, 12/01/24 (Call 12/01/22)(a)(b)	11,785	11,452,597
7.50%, 03/15/25 (Call 03/15/23)(a)(b)	18,701	17,884,234
7.88%, 04/15/27 (Call 04/15/23)(a)(b)	29,323	26,889,191
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	10,446	9,542,943
5.13%, 10/01/24 (Call 07/01/24)(b)	16,808	17,375,270
6.88%, 05/01/25 (Call 04/01/25)	8,536	9,142,684
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	13,854	13,022,760
5.75%, 10/15/27 (Call 07/15/27)(a)	14,159	14,104,771
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	10,409	8,613,361
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	5,916	5,867,842
7.50%, 04/15/25 (Call 04/15/23)(a)(b)	16,609	16,644,875
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	18,514	16,616,315
4.88%, 05/01/29 (Call 05/01/24)(b)	11,103	9,964,943
5.50%, 11/15/27 (Call 11/15/22)(b)	40,400	38,682,596
6.25%, 03/15/26 (Call 03/15/23)(a)(b)	61,629	62,457,904
6.38%, 06/15/26 (Call 06/15/22)(b)	14,769	14,621,310
7.50%, 03/15/27 (Call 03/15/23)(b)	8,066	8,207,155
8.00%, 12/15/25 (Call 04/08/23)(a)(b)	16,652	17,369,535
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/23)(b)	6,782	6,849,820
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/22)(a)(b)	7,893	7,547,681
7.75%, 08/15/25 (Call 08/15/22)(b)	8,202	7,118,809
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	7,619	7,895,189
		373,481,680
Agriculture — 0.1%
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/28/22)	940	940,000
	Par
Security	(000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$14,608	$13,147,200
10.50%, 11/01/26 (Call 11/01/22)(a)(b)	7,018	6,991,209
		21,078,409
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	16,074	14,985,790
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	7,814	6,977,902
American Airlines Inc., 11.75%, 07/15/25(a)(b)	36,788	41,763,577
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	51,249	50,687,824
5.75%, 04/20/29(a)(b)	44,647	43,139,746
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	13,300	12,850,359
3.75%, 10/28/29 (Call 07/28/29)(b)	9,337	8,263,245
4.38%, 04/19/28 (Call 01/19/28)(b)	6,836	6,502,745
7.38%, 01/15/26 (Call 12/15/25)(b)	14,543	15,627,762
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/24)(a)(b)	17,439	17,265,656
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	29,667	28,707,593
4.63%, 04/15/29 (Call 10/15/25)(a)	30,737	28,896,469
		275,668,668
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	12,904	12,871,767
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	12,586	12,456,742
William Carter Co. (The), 5.63%, 03/15/27
(Call 03/15/23)(a)(b)	2,964	2,956,590
		28,285,099
Auto Manufacturers — 3.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	14,814	12,684,487
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	5,635	5,405,303
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,690	8,707,380
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	17,847	17,511,178
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	35,304	29,854,828
4.35%, 12/08/26 (Call 09/08/26)(b)	20,178	19,673,550
9.00%, 04/22/25 (Call 03/22/25)(b)	12,820	14,368,920
9.63%, 04/22/30 (Call 01/22/30)(b)	6,202	7,565,845
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	16,756	15,580,768
2.70%, 08/10/26 (Call 07/10/26)(b)	19,323	17,549,205
2.90%, 02/16/28 (Call 12/16/27)(b)	10,155	8,888,889
2.90%, 02/10/29 (Call 12/10/28)	10,262	8,776,370
3.09%, 01/09/23	298	296,510
3.10%, 05/04/23(b)	8,713	8,649,308
3.35%, 11/01/22	713	712,109
3.37%, 11/17/23(b)	12,266	12,059,011
3.38%, 11/13/25 (Call 10/13/25)(b)	28,208	27,044,984
3.63%, 06/17/31 (Call 03/17/31)(b)	14,999	12,974,135
3.66%, 09/08/24	8,544	8,346,292
3.81%, 01/09/24 (Call 11/09/23)(b)	9,191	9,145,476
3.82%, 11/02/27 (Call 08/02/27)	9,736	8,981,460
4.00%, 11/13/30 (Call 08/13/30)(b)	23,856	21,410,760
4.06%, 11/01/24 (Call 10/01/24)	18,287	18,036,333
4.13%, 08/04/25(b)	20,272	19,716,527

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.13%, 08/17/27 (Call 06/17/27)(b)	$17,860	$16,922,350
4.14%, 02/15/23 (Call 01/15/23)	1,122	1,123,234
4.27%, 01/09/27 (Call 11/09/26)(b)	11,512	11,009,069
4.38%, 08/06/23	10,616	10,644,663
4.39%, 01/08/26(b)	15,105	14,647,130
4.54%, 08/01/26 (Call 06/01/26)	8,682	8,454,098
4.69%, 06/09/25 (Call 04/09/25)	7,106	7,004,526
4.95%, 05/28/27 (Call 04/28/27)(b)	19,943	19,843,732
5.11%, 05/03/29 (Call 02/03/29)(b)	19,347	18,790,774
5.13%, 06/16/25 (Call 05/16/25)(b)	23,670	23,729,175
5.58%, 03/18/24 (Call 02/18/24)(b)	19,439	19,724,240
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	5,940	4,802,490
5.50%, 07/15/29 (Call 07/15/24)(a)	7,285	5,791,211
5.88%, 01/15/28 (Call 01/15/24)(a)	8,812	7,402,115
7.75%, 10/15/25 (Call 10/15/22)(a)	9,878	9,741,776
		493,570,211
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/22)(a)(b)	633	588,761
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	7,993	7,093,787
6.25%, 03/15/26 (Call 03/15/23)(b)	1,645	1,583,136
6.50%, 04/01/27 (Call 04/01/23)(b)	5,925	5,628,750
6.88%, 07/01/28 (Call 07/01/23)(b)	5,382	5,188,215
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)(b)	6,421	6,464,021
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(a)(b)	11,993	11,935,284
8.50%, 05/15/27 (Call 05/15/23)(a)(b)	29,738	29,467,384
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 04/15/23)(a)(b)	4,888	4,832,668
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	7,562	6,591,493
5.38%, 11/15/27 (Call 11/15/22)(b)	5,413	5,147,860
5.63%, 06/15/28 (Call 06/15/23)(b)	5,278	5,111,532
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	9,912	9,527,712
5.00%, 05/31/26 (Call 05/31/22)(b)	13,042	12,744,316
5.00%, 07/15/29 (Call 04/15/29)(b)	12,497	11,465,997
5.25%, 04/30/31 (Call 01/30/31)(b)	8,416	7,654,820
5.25%, 07/15/31 (Call 04/15/31)(b)	8,438	7,678,580
5.63%, 04/30/33 (Call 01/30/33)	6,412	5,714,695
9.50%, 05/31/25 (Call 05/31/22)	9,326	9,794,165
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(b)	7,788	7,285,674
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	10,856	10,576,458
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	7,781	7,771,274
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	15,470	15,121,925
		194,968,507
Banks — 1.7%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	14,137	14,850,656
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(b)(c)	21,487	20,942,038
4.50%, 04/01/25(b)	20,310	20,248,054
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31),
(SOFR + 2.757%)(b)(c)	18,772	15,719,425
	Par
Security	(000)	Value

Banks (continued)
3.74%, 01/07/33 (Call 10/07/31),
(SOFR + 2.257%)(c)	$20,151	$16,490,756
4.88%, 12/01/32 (Call 12/01/27)(c)	13,906	12,745,601
5.88%, 07/08/31 (Call 04/08/30),
(SOFR + 5.438%)(b)(c)	6,642	6,417,180
Fifth Third Bancorp., Series H, 5.10%,
(Call 06/30/23)(b)(c)(d)	8,142	7,770,216
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	10,670	9,166,064
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	8,781	7,782,161
8.13%, 11/15/24 (Call 11/15/22)(a)(b)	5,749	5,493,170
8.25%, 04/15/25 (Call 04/15/23)(a)(b)	7,302	6,803,032
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(c)	11,593	9,460,176
5.02%, 06/26/24(a)(b)	29,585	29,365,757
5.71%, 01/15/26(a)(b)	19,623	19,588,656
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	20,820	18,613,103
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,130	13,505,906
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	19,010	19,093,138
		254,055,089
Building Materials — 0.9%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	19,906	17,710,647
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	7,596	7,149,151
6.75%, 06/01/27 (Call 06/01/22)(a)	8,146	8,334,970
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	14,717	14,201,905
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/22)(a)(b)	4,966	4,571,948
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	5,417	4,936,241
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)	16,472	15,378,918
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	15,456	12,967,198
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	25,606	23,061,276
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,023	13,292,682
5.00%, 02/15/27 (Call 02/15/23)(a)(b)	12,871	12,452,692
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	9,378	8,888,121
		142,945,749
Chemicals — 1.6%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	11,095	10,009,399
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,999	4,415,945
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	10,411	9,181,439
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27
(Call 06/15/23)(a)(b)	7,556	7,179,381
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,455	9,440,335
5.38%, 05/15/27 (Call 02/15/27)(b)	6,703	6,647,754
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	12,080	11,925,980
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	10,974	10,617,345
5.25%, 12/15/29 (Call 09/15/29)	9,808	9,396,064
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,730	7,758,351
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	14,707	14,583,020

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	$7,146	$7,040,001
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	15,337	14,903,780
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	6,482	6,347,304
5.13%, 09/15/27 (Call 03/15/23)(b)	7,273	7,272,273
5.63%, 08/01/29 (Call 08/01/24)(b)	9,931	10,092,379
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	12,734	11,618,502
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,961	4,701,987
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	15,353	14,278,290
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	9,794	8,764,651
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	16,236	14,896,530
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	7,584	6,742,650
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	9,520	8,675,100
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	10,673	9,976,800
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	16,652	13,680,659
		240,145,919
Commercial Services — 4.1%
ADT Security Corp. (The)
4.13%, 06/15/23	5,469	5,482,673
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	15,681	13,954,522
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	8,454	7,716,811
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	5,934	5,428,127
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,816	12,000,960
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	27,909	27,725,847
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	15,304	14,392,035
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(a)(b)	29,075	25,890,901
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	12,459	10,559,002
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	9,235	9,305,417
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,622	7,795,725
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,360	8,567,395
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	4,485	4,342,938
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	13,359	12,290,280
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	15,577	13,357,277
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	10,199	9,663,145
5.50%, 07/15/25 (Call 06/18/22)(a)	4,365	4,359,544
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	7,661	6,924,443
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,613	5,422,660
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	8,469	8,213,321
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,413	7,704,599
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	13,145	12,173,896
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	10,536	10,259,430
Grand Canyon University
4.13%, 10/01/24	6,025	5,874,375
5.13%, 10/01/28 (Call 08/01/28)(b)	5,350	5,169,438
	Par
Security	(000)	Value

Commercial Services (continued)
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/22)(a)(b)	$17,357	$17,335,304
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	7,014	6,415,706
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	14,391	12,628,102
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	14,092	13,336,722
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	20,683	18,407,870
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25
(Call 02/01/23)(a)(b)	7,406	7,360,083
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	10,003	9,650,394
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	9,270	8,876,025
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	14,694	14,580,856
5.88%, 10/01/30 (Call 10/01/25)(a)	10,743	10,595,499
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	12,453	11,193,810
5.25%, 04/15/24(a)(b)	10,940	10,972,356
5.75%, 04/15/26(a)(b)	17,316	17,138,381
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	22,013	20,238,669
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 01/15/23)(a)(b)	4,532	4,533,133
RR Donnelley & Sons Co., 6.13%, 11/01/26
(Call 11/01/23)(a)	725	681,500
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	14,158	13,975,805
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	9,970	10,274,793
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	12,548	11,001,710
4.00%, 05/15/31 (Call 05/15/26)(b)	13,220	12,286,271
4.63%, 12/15/27 (Call 12/15/22)(b)	8,761	8,707,383
5.13%, 06/01/29 (Call 06/01/24)(b)	10,117	10,177,693
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	8,812	8,642,640
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	13,769	12,374,889
3.88%, 02/15/31 (Call 08/15/25)(b)	15,670	14,230,319
4.00%, 07/15/30 (Call 07/15/25)(b)	9,957	9,241,291
4.88%, 01/15/28 (Call 01/15/23)(b)	23,511	23,452,222
5.25%, 01/15/30 (Call 01/15/25)(b)	11,237	11,254,530
5.50%, 05/15/27 (Call 05/15/23)(b)	7,262	7,316,465
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/22)(a)(b)	16,914	17,421,420
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(a)(b)	7,406	7,026,442
		615,903,044
Computers — 1.3%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	9,333	8,800,186
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	7,805	7,386,184
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	29,819	26,078,284
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 07/01/22)(b)	5,800	3,120,835
9.38%, 07/15/25 (Call 07/15/22)(a)	10,403	7,906,280
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
07/15/26 (Call 12/01/22)(a)(b)	9,506	3,328,108
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	9,233	8,711,913
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	18,546	17,665,065

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	$7,039	$6,499,311
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	7,710	7,551,945
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	6,860	6,605,151
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	5,550	5,438,653
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	8,816	8,672,740
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	6,450	5,635,042
3.38%, 07/15/31 (Call 01/15/26)	7,927	6,806,519
4.09%, 06/01/29 (Call 03/01/29)	9,698	9,176,732
4.13%, 01/15/31 (Call 10/15/30)	6,593	6,039,699
4.75%, 06/01/23(b)	2,233	2,260,522
4.75%, 01/01/25(b)	7,929	8,146,889
4.88%, 03/01/24 (Call 01/01/24)(b)	8,403	8,636,939
4.88%, 06/01/27 (Call 03/01/27)(b)	7,381	7,482,341
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	18,250	18,250,382
		190,199,720
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	11,274	10,786,399
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	7,864	7,510,120
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)(b)	8,409	7,455,630
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	8,106	7,345,860
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	11,007	10,704,307
		43,802,316
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	6,125	5,449,413
4.00%, 01/15/28 (Call 01/15/23)(a)	9,754	9,165,775
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(a)(b)	1,004	1,010,526
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)(b)	19,008	16,521,373
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/22)(a)	9,609	4,794,891
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	13,712	7,465,612
		44,407,590
Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79
(Call 10/10/24)(b)(c)	10,424	9,762,284
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	15,441	15,904,496
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	15,125	11,079,062
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	15,247	10,291,725
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	15,496	11,253,970
Enact Holdings Inc., 6.50%, 08/15/25
(Call 02/15/25)(a)(b)	10,967	10,995,734
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28 (Call 08/15/24)(a)(b)	13,850	12,469,155
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	8,671	6,896,046
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	6,886	5,749,810
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	14,444	13,378,755
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	5,073	4,559,359
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	4,684	4,566,900
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	$5,028	$3,921,840
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	14,942	13,129,286
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	8,185	7,350,602
5.50%, 08/15/28 (Call 08/15/23)(a)	12,681	11,967,947
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	10,743	9,856,702
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	8,838	8,594,955
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	7,153	6,290,297
5.00%, 03/15/27 (Call 09/15/26)(b)	10,809	9,936,624
5.50%, 03/15/29 (Call 06/15/28)(b)	11,659	10,244,860
5.88%, 10/25/24(b)	5,937	5,951,724
6.13%, 03/25/24(b)	12,788	12,824,699
6.75%, 06/25/25	6,205	6,250,955
6.75%, 06/15/26(b)	7,518	7,372,218
7.25%, 09/25/23(b)	586	601,615
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,713	7,151,663
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	30,499	26,503,631
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	11,603	10,373,807
3.88%, 09/15/28 (Call 09/15/24)(b)	8,460	7,320,438
4.00%, 09/15/30 (Call 09/15/25)(b)	11,709	9,927,897
5.38%, 11/15/29 (Call 05/15/29)(b)	11,126	10,406,982
5.63%, 03/15/23(b)	859	863,295
6.13%, 03/15/24 (Call 09/15/23)(b)	17,072	17,426,956
6.63%, 01/15/28 (Call 07/15/27)(b)	12,413	12,397,484
6.88%, 03/15/25(b)	18,343	18,659,875
7.13%, 03/15/26(b)	23,535	24,152,794
8.88%, 06/01/25 (Call 06/01/22)(b)	6,220	6,498,109
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	10,133	8,527,843
5.38%, 10/15/25 (Call 10/15/22)(a)(b)	8,990	8,705,852
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	7,417	6,413,094
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	15,841	14,154,924
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	10,615	9,172,023
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	19,393	16,314,361
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	12,747	10,461,463
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	8,215	7,619,413
4.20%, 10/29/25 (Call 09/29/25)(b)	6,703	6,619,213
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	11,132	10,471,502
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	11,870	10,449,161
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	6,981	6,256,721
VistaJet Malta Finance PLC/XO Management
Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	15,089	12,825,650
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	7,368	6,925,920
		517,801,691
Electric — 2.4%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	13,571	11,892,946
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	17,323	16,565,119
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	9,436	8,418,828
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	12,567	11,184,630
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	21,691	20,243,126
5.25%, 06/01/26 (Call 06/01/22)(a)(b)	5,485	5,395,997

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$13,690	$12,081,425
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	13,084	12,502,332
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	5,274	5,122,135
4.35%, 04/15/29 (Call 01/15/29)(b)	6,088	5,668,202
Electricite de France SA
5.25%, (Call 01/29/23)(a)(c)(d)	440	431,992
5.63%, (Call 01/22/24)(a)(b)(c)(d)	21,160	20,569,845
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26)(b)(c)	15,900	15,825,270
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	8,485	7,427,887
Series B, 2.25%, 09/01/30 (Call 06/01/30)	6,632	5,561,994
Series B, 4.40%, 07/15/27 (Call 04/15/27)	22,317	22,149,622
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	6,692	6,340,503
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	9,488	9,493,124
4.25%, 09/15/24 (Call 07/15/24)(a)	938	930,044
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,300	7,082,679
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	6,085	5,408,044
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	14,299	12,502,617
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	18,638	16,360,436
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	9,771	9,522,285
5.75%, 01/15/28 (Call 01/15/23)(b)	11,247	11,264,377
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	14,056	13,300,490
5.25%, 07/01/30 (Call 06/15/25)(b)	14,698	13,595,650
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	20,870	19,463,884
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	18,308	17,793,088
5.50%, 09/01/26 (Call 09/01/22)(a)(b)	13,767	13,728,452
5.63%, 02/15/27 (Call 02/15/23)(a)(b)	18,567	18,529,866
		356,356,889
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	11,703	9,918,293
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	9,368	8,274,788
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	20,771	21,499,854
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	19,111	20,090,439
		59,783,374
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(a)(b)	28,547	26,798,497
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	16,414	15,581,810
4.88%, 10/15/23(a)(b)	6,348	6,385,511
5.00%, 10/01/25(a)(b)	8,297	8,352,901
5.63%, 11/01/24(a)(b)	6,415	6,552,762
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,525	11,192,966
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	5,791	5,537,281
		80,401,728
	Par
Security	(000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$10,721	$10,158,147
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	8,681	8,332,458
		18,490,605
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/22)(a)(b)	15,025	12,249,131
Entertainment — 3.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)	13,701	12,519,289
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	19,229	16,364,200
6.25%, 07/01/25 (Call 07/01/22)(a)	47,049	47,637,112
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	26,944	27,407,437
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 07/01/22)(a)(b)	14,433	14,480,196
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)(b)	17,660	17,323,577
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	6,820	6,579,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(b)	7,515	7,335,282
5.50%, 05/01/25 (Call 05/01/23)(a)(b)	14,325	14,542,883
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	11,030	10,446,008
5.50%, 04/01/27 (Call 04/01/23)(a)(b)	7,370	7,370,921
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	10,969	9,834,257
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,942	5,642,701
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	11,021	10,629,779
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	11,647	11,363,396
6.25%, 01/15/27 (Call 07/15/26)(a)	10,476	10,793,947
6.50%, 02/15/25 (Call 08/15/24)(a)	15,862	16,309,573
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 03/23/24)(a)(b)	15,237	13,256,190
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	7,768	7,145,783
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	15,032	14,334,596
4.88%, 11/01/24 (Call 10/01/22)(a)(b)	8,266	8,190,573
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	16,202	16,789,322
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/22)(a)(b)	2,268	2,333,205
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	17,989	16,617,339
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	10,915	8,650,137
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	10,734	8,425,117
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	13,283	11,340,647
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	10,867	10,793,648
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	7,538	7,479,882
8.63%, 07/01/25 (Call 07/01/22)(a)	8,360	8,754,487
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/22)(a)(b)	12,108	11,898,168
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	9,238	9,019,614
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/22)(a)(b)	10,253	10,609,620

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	$11,138	$9,522,990
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	9,336	8,578,664
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	8,767	8,059,503
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,883	10,540,221
7.75%, 04/15/25 (Call 04/15/23)(a)(b)	8,166	8,304,822
		457,224,886
Environmental Control — 0.7%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	11,812	10,353,218
5.00%, 09/01/30 (Call 09/01/25)(b)	5,942	5,177,817
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	9,121	8,368,499
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	10,111	9,948,802
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	12,245	11,051,113
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	6,429	6,371,273
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,311	7,427,956
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,879	10,850,724
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,799	5,790,881
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	9,814	9,008,639
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	14,865	11,631,862
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	6,629	6,018,469
5.38%, 07/15/24 (Call 06/07/22)(a)(b)	9,364	9,328,885
		111,328,138
Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	11,476	10,784,571
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	617	615,892
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	19,249	16,723,916
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	18,473	17,876,322
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	16,721	15,554,710
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,086	10,858,072
7.50%, 03/15/26 (Call 03/15/23)(a)(b)	8,544	8,996,541
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)(b)	12,684	11,947,794
5.25%, 09/15/27 (Call 03/01/23)(b)	9,400	8,413,000
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(b)	173	164,857
3.88%, 05/15/27 (Call 02/15/27)(b)	594	586,401
4.25%, 03/01/31 (Call 12/01/30)	93	91,447
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	12,121	11,227,076
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	12,281	11,329,222
4.88%, 05/15/28 (Call 11/15/27)(a)	5,974	5,893,411
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	15,544	13,783,836
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	15,418	15,163,911
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	12,736	11,159,920
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	16,079	14,792,680
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	11,398	11,668,702
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	26,402	23,062,147
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	24,917	22,391,662
	Par
Security	(000)	Value

Food (continued)
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	$19,448	$18,539,292
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	12,910	12,708,217
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	7,331	7,491,618
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	6,930	6,333,154
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	12,776	11,941,499
6.25%, 04/15/25 (Call 04/15/23)(a)	14,116	14,539,480
		314,639,350
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)(b)	8,567	8,563,440
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	17,808	17,311,513
6.38%, 05/01/25 (Call 05/01/23)(a)(b)	21,046	21,569,519
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	6,255	5,745,030
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	10,191	9,146,422
		62,335,924
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29
(Call 02/01/24)(b)	13,321	12,255,320
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	7,612	7,577,183
5.63%, 05/20/24 (Call 03/20/24)(b)	10,470	10,653,225
5.75%, 05/20/27 (Call 02/20/27)(b)	8,502	8,369,930
5.88%, 08/20/26 (Call 05/20/26)(b)	10,473	10,651,041
		37,251,379
Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	12,021	11,123,152
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	22,584	21,964,589
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	13,929	12,536,100
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	5,685	5,641,030
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	65,777	59,363,742
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	37,407	33,090,232
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	7,304	7,001,176
4.63%, 11/15/27 (Call 11/15/22)(b)	6,625	6,580,456
		157,300,477
Health Care - Services — 6.6%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	7,765	6,950,277
3.50%, 04/01/30 (Call 04/01/25)(a)	10,079	9,043,584
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	6,755	6,652,324
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	32,977	29,624,558
2.50%, 03/01/31 (Call 12/01/30)(b)	33,034	28,163,797
2.63%, 08/01/31 (Call 05/01/31)(b)	19,438	16,699,769
3.00%, 10/15/30 (Call 07/15/30)(b)	33,067	29,424,670
3.38%, 02/15/30 (Call 02/15/25)	29,843	27,380,953
4.25%, 12/15/27 (Call 12/15/22)(b)	35,927	35,734,535
4.63%, 12/15/29 (Call 12/15/24)(b)	51,361	50,692,023
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	6,215	5,807,110
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,765	8,094,740
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	7,823	7,568,753

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	$14,564	$11,791,185
5.25%, 05/15/30 (Call 05/15/25)(a)	22,389	19,198,568
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	28,474	26,409,635
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	12,592	11,410,115
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	20,635	15,076,447
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	11,048	7,665,181
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	26,172	20,406,308
8.00%, 03/15/26 (Call 03/15/23)(a)(b)	30,686	30,724,357
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	9,891	9,944,617
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	22,780	18,573,673
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	40,909	35,539,694
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	10,706	9,957,100
4.63%, 04/01/31 (Call 03/30/26)(b)	5,115	4,544,862
4.75%, 02/01/30 (Call 02/01/25)(b)	11,984	10,953,751
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 10/15/22)(a)(b)	9,145	2,743,500
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	35,795	32,686,419
5.38%, 02/01/25	36,405	37,656,240
5.38%, 09/01/26 (Call 03/01/26)(b)	14,639	15,242,859
5.63%, 09/01/28 (Call 03/01/28)(b)	21,596	22,621,810
5.88%, 02/15/26 (Call 08/15/25)(b)	21,783	22,872,150
5.88%, 02/01/29 (Call 08/01/28)(b)	15,392	16,277,656
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/22)(a)(b)	14,924	14,928,850
5.00%, 05/15/27 (Call 05/15/23)(a)(b)	15,931	15,909,971
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 07/01/22)(a)(b)	8,544	7,920,288
6.75%, 04/15/25 (Call 04/15/23)(a)(b)	7,797	7,941,634
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)(b)	8,111	6,830,273
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	6,329	5,751,229
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(a)(b)	7,730	7,652,998
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	9,079	8,396,259
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,966	10,918,975
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	12,536	12,098,807
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/23)(a)(b)	10,413	8,548,842
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)(b)	21,175	21,519,094
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/22)(a)(b)	11,552	10,512,320
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/22)(a)(b)	18,977	18,946,162
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)(b)	20,722	19,375,070
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	21,001	19,584,903
4.63%, 07/15/24 (Call 07/15/22)(b)	11,606	11,629,792
4.63%, 09/01/24 (Call 09/01/22)(a)(b)	8,977	8,977,000
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	10,105	9,740,007
4.88%, 01/01/26 (Call 03/01/23)(a)(b)	29,536	29,471,021
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	22,205	22,035,798
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	37,756	36,728,433
6.25%, 02/01/27 (Call 02/01/23)(a)(b)	23,136	23,136,000
	Par
Security	(000)	Value

Health Care - Services (continued)
6.75%, 06/15/23	$19,714	$20,139,787
		1,002,826,733
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 04/15/24)(a)	14,389	12,882,677
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	12,760	11,558,901
4.75%, 09/15/24 (Call 06/15/24)(b)	14,420	14,321,061
5.25%, 05/15/27 (Call 11/15/26)(b)	21,638	20,883,916
6.25%, 05/15/26 (Call 05/15/23)	17,413	17,576,073
6.38%, 12/15/25 (Call 12/15/22)(b)	9,804	9,832,187
		87,054,815
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)(b)	5,317	4,479,572
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	6,830	5,782,858
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	8,873	8,329,529
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	7,031	6,081,112
6.75%, 06/01/27 (Call 06/01/22)(b)	7,508	7,644,045
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,479	7,015,525
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	7,175	6,637,257
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	5,357	4,722,940
6.00%, 06/01/25 (Call 03/01/25)(b)	5,930	6,078,003
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(a)(b)	7,583	7,754,594
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	7,651	7,218,336
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	5,996	5,944,105
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	6,974	6,962,842
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24(b)	6,189	6,318,827
		90,969,545
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	12,025	10,003,297
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	12,778	11,149,527
		21,152,824
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	7,017	6,279,689
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	5,639	5,009,124
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	6,755	6,113,275
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	7,604	6,077,253
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	7,510	6,413,540
5.75%, 07/15/25 (Call 07/15/22)	7,125	7,145,587
		37,038,468
Housewares — 0.4%
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)	5,009	5,037,534
4.45%, 04/01/26 (Call 01/01/26)	30,293	30,185,460
4.88%, 06/01/25 (Call 05/01/25)(b)	4,342	4,401,231

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	$7,518	$6,269,072
4.38%, 02/01/32 (Call 08/01/26)(b)	6,632	5,479,690
4.50%, 10/15/29 (Call 10/15/24)(b)	4,879	4,388,051
		55,761,038
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	8,239	7,316,232
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	8,376	7,298,428
7.00%, 11/15/25 (Call 11/15/22)(a)(b)	14,053	13,631,410
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	5,636	5,758,841
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	9,157	8,702,012
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,723	5,902,633
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,796	18,141,899
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	7,582	6,614,537
7.00%, 08/15/25 (Call 08/15/22)(a)(b)	7,719	7,603,215
Enstar Finance LLC, 5.50%, 01/15/42
(Call 01/15/27)(b)(c)	6,964	6,237,543
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(b)(c)	10,946	9,409,810
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/23)(a)(b)	6,879	6,924,057
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,147	7,583,289
7.00%, 05/01/26 (Call 05/01/23)(a)(b)	24,182	24,372,312
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(a)(c)	7,462	6,529,250
4.30%, 02/01/61 (Call 02/03/26)(a)(b)	11,424	8,407,804
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	5,160	5,113,640
4.88%, 03/15/27 (Call 09/15/26)(b)	7,617	7,409,818
6.63%, 03/15/25 (Call 09/15/24)(b)	5,757	5,935,179
		168,891,909
Internet — 1.4%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	13,484	12,323,028
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	8,041	6,742,901
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	13,879	12,775,619
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	7,731	7,661,576
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	10,481	8,905,706
4.13%, 08/01/30 (Call 05/01/25)(a)	5,162	4,606,569
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,152	7,589,512
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	4,740	4,611,309
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 06/13/22)(a)	15,309	15,327,655
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(a)(b)	11,420	9,697,131
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	11,207	9,710,865
6.25%, (Call 04/22/31)(a)(b)(c)(d)	14,615	12,554,285
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	9,302	8,929,920
5.00%, 03/01/30 (Call 12/01/29)(a)(b)	11,013	10,944,141
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	24,440	22,088,872
	Par
Security	(000)	Value

Internet (continued)
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	$7,965	$7,923,343
7.50%, 05/15/25 (Call 05/15/23)(a)(b)	12,330	12,710,062
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	16,515	16,986,834
8.00%, 11/01/26 (Call 11/01/22)(a)(b)	22,303	23,090,073
		215,179,401
Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	7,348	6,842,825
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	6,927	6,539,434
5.88%, 06/01/27 (Call 06/01/22)(b)	9,078	9,088,235
6.75%, 03/15/26 (Call 03/15/23)(a)(b)	12,293	12,842,064
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)	5,280	5,428,658
8.13%, 05/01/27 (Call 05/01/23)(a)(b)	2,800	2,907,800
8.50%, 05/01/30 (Call 05/01/25)(b)	6,890	7,029,619
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	11,773	11,826,470
		62,505,105
Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	13,207	12,711,738
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	6,682	6,319,780
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/22)(a)(b)	7,435	6,687,113
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	22,085	19,898,585
5.88%, 02/15/27 (Call 02/15/24)(a)	14,964	13,989,236
7.75%, 02/15/29 (Call 11/15/28)(a)	8,795	7,893,513
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	7,586	6,349,103
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	11,641	9,894,850
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,361	7,144,461
13.00%, 05/15/25 (Call 05/15/23)(a)	9,698	10,642,585
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	8,604	7,762,959
		109,293,923
Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	14,876	14,466,910
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	12,983	11,879,445
8.63%, 06/01/25 (Call 06/01/22)(a)	516	538,381
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	22,111	19,181,292
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	11,449	10,490,146
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	16,216	14,859,126
4.88%, 01/15/30 (Call 01/15/25)(b)	14,354	14,036,537
5.38%, 05/01/25 (Call 05/01/23)(a)(b)	7,738	7,855,617
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	7,914	8,026,235
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	6,764	5,994,595
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,367	11,530,019
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	7,508	7,528,272
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)(b)	7,283	6,474,951
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/22)(a)(b)	13,429	11,616,085
5.25%, 04/26/26 (Call 04/26/23)(a)(b)	7,059	5,844,474
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	16,296	12,009,782
5.63%, 07/17/27 (Call 07/17/22)(a)(b)	8,430	6,701,850
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	13,684	10,502,470

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	$11,804	$9,593,797
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	7,570	6,616,610
5.38%, 05/15/24 (Call 05/15/23)(a)(b)	8,294	7,713,420
5.88%, 05/15/26 (Call 05/15/23)(a)(b)	10,092	8,798,912
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5,881	5,512,739
4.75%, 10/15/28 (Call 07/15/28)(b)	11,851	10,784,410
5.50%, 04/15/27 (Call 01/15/27)(b)	9,700	9,452,650
5.75%, 06/15/25 (Call 03/15/25)(b)	7,451	7,448,835
6.00%, 03/15/23(b)	2,210	2,232,100
6.75%, 05/01/25 (Call 05/01/23)(b)	10,888	11,075,818
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	8,706	7,899,607
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	8,446	7,148,677
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	15,884	10,133,198
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	5,978	4,550,513
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	7,613	5,322,769
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,622	9,469,292
6.00%, 04/01/27 (Call 01/01/27)(b)	5,188	5,145,611
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	8,581	8,821,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	1,393	1,369,890
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	13,350	12,282,067
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	25,279	24,661,181
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/22)(a)(b)	8,567	7,391,822
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	14,535	10,901,250
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	15,011	12,351,051
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	11,128	8,540,740
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	19,192	14,489,960
		409,244,106
Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 04/15/23)(a)(b)	9,526	9,049,383
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(a)(b)	6,085	5,768,154
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)(b)	22,888	22,315,800
		37,133,337
Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/22)(a)(b)	7,736	7,171,031
12.25%, 11/15/26 (Call 11/15/22)(a)	11,577	11,464,703
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(b)	4,747	4,858,507
		23,494,241
Media — 9.8%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	18,246	16,518,104
5.75%, 08/15/29 (Call 08/15/24)(a)	30,163	27,014,586
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	16,383	14,992,493
4.75%, 08/01/25 (Call 08/01/22)(b)	10,735	10,570,459
5.00%, 04/01/24 (Call 04/01/23)(b)	4,887	4,862,565
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)(b)	6,418	4,184,857
6.75%, 03/31/29 (Call 03/31/24)(a)	8,356	5,276,814
	Par
Security	(000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	$46,212	$40,768,226
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	29,261	24,266,990
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	40,519	36,567,385
4.50%, 05/01/32 (Call 05/01/26)(b)	43,241	37,998,029
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	26,488	22,862,757
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	44,093	40,675,792
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	17,117	15,298,319
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	36,252	35,126,375
5.13%, 05/01/27 (Call 05/01/23)(a)(b)	45,067	44,418,035
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	20,531	19,944,840
5.50%, 05/01/26 (Call 05/01/23)(a)(b)	9,208	9,214,895
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	13,842	11,281,695
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	15,965	13,739,334
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	22,452	19,252,590
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	33,378	26,204,734
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	6,819	5,339,107
5.25%, 06/01/24(b)	10,979	10,836,602
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	14,634	13,951,690
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	19,434	19,386,970
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	32,786	27,420,571
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	26,571	26,147,193
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	16,484	15,339,681
Diamond Sports Group LLC/Diamond Sports
Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	38,405	12,481,625
6.63%, 08/15/27 (Call 08/15/22)(a)	18,954	3,601,260
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/15/23)(a)(b)	54,983	52,011,625
DISH DBS Corp.
5.00%, 03/15/23(b)	744	729,120
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	41,320	34,907,136
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	37,164	30,380,827
5.88%, 11/15/24(b)	29,474	27,104,290
7.38%, 07/01/28 (Call 07/01/23)(b)	15,155	11,858,787
7.75%, 07/01/26(b)	29,391	25,129,305
5.13%, 06/01/29(b)	21,688	15,228,674
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	20,201	18,382,910
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	12,246	10,759,590
5.88%, 07/15/26 (Call 07/15/22)(a)(b)	10,229	10,078,634
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	10,337	10,464,352
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	7,682	6,925,323
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	10,249	9,637,442
6.38%, 05/01/26 (Call 05/01/23)(b)	9,644	9,513,157
8.38%, 05/01/27 (Call 05/01/23)(b)	24,184	22,681,972
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	11,609	10,447,326
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	17,326	17,455,945
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	14,453	13,142,474
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	9,988	8,561,714
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	15,613	14,442,650
5.13%, 02/15/32 (Call 02/15/27)(a)	7,583	7,254,940

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	$15,698	$14,795,365
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	26,174	25,977,695
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(c)	7,097	6,659,550
6.38%, 03/30/62 (Call 03/30/27)(c)	16,697	16,012,590
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	12,117	11,244,576
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	15,994	13,296,841
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,919	6,261,003
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,283	7,161,498
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/22)(a)(b)	7,454	7,074,964
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,321	10,472,850
5.13%, 02/15/27 (Call 08/15/22)(a)(b)	5,146	4,527,798
5.50%, 03/01/30 (Call 12/01/24)(a)	6,815	5,600,552
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	13,427	12,615,580
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	21,872	19,250,422
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	29,745	27,560,230
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	21,974	19,804,067
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	22,123	21,997,341
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,856	18,729,288
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	13,290	13,017,555
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	8,255	8,182,769
5.00%, 09/15/29 (Call 09/15/24)(b)	18,346	18,116,675
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 02/15/24)(a)	12,800	12,194,880
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,432	15,969,455
5.13%, 02/15/25 (Call 02/15/23)(a)(b)	19,924	19,759,005
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	22,206	22,439,163
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	19,461	17,801,950
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	6,009	5,650,263
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	7,678	6,564,690
5.13%, 04/15/27 (Call 04/15/23)(a)(b)	8,514	8,290,507
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	8,675	8,769,498
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	14,761	13,177,145
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	12,195	11,018,548
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	21,093	20,771,332
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 07/15/23)(a)	7,093	6,509,955
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)(b)	21,268	19,252,219
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	8,668	7,673,780
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	8,116	7,914,149
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	14,427	13,351,900
		1,488,110,414
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	8,108	7,716,708
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	10,744	10,841,233
	Par
Security	(000)	Value

Mining (continued)
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	$5,898	$6,013,149
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)(b)	9,470	9,660,271
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	13,876	13,699,750
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,458	6,559,809
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	22,967	20,469,339
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,607	8,266,716
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	10,220	10,401,609
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	9,890	9,679,562
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	12,370	12,240,115
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,742	7,666,006
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	6,858	6,273,412
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	11,003	10,128,606
3.88%, 08/15/31 (Call 08/15/26)(a)	11,715	10,098,134
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,659	22,461,145
		172,175,564
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27
(Call 03/15/24)(a)(b)	6,615	5,850,306
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	10,503	10,397,970
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,069	10,209,295
		26,457,571
Oil & Gas — 6.0%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	7,593	7,716,766
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,676	9,404,350
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	7,534	7,272,570
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	5,246	5,069,603
7.00%, 11/01/26 (Call 11/01/22)(a)(b)	9,215	9,243,106
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/22)	6,351	6,329,089
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	9,840	10,170,952
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25
(Call 04/15/23)(a)(b)	7,673	7,713,667
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	6,697	6,821,927
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	6,984	7,130,664
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	14,407	15,173,885
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/22)(a)(b)	19,440	19,250,071
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	8,920	8,838,605
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	15,064	15,090,362
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,142	7,089,506
7.25%, 03/14/27 (Call 03/14/23)(a)	9,850	10,296,698
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)(b)	10,509	10,134,564
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	12,113	11,526,125
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	20,240	20,170,172

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	$5,126	$5,065,770
5.63%, 10/15/25 (Call 10/15/22)(a)(b)	15,857	16,015,570
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/23)(a)(b)	7,899	7,741,020
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	6,220	5,910,555
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	14,017	14,294,537
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	9,103	9,394,615
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 06/15/24)(a)(e)	8,601	8,470,086
4.88%, 03/30/26 (Call 04/01/23)(a)(e)	9,323	8,801,844
5.38%, 03/30/28 (Call 02/01/23)(a)(e)	9,215	8,569,029
5.88%, 03/30/31 (Call 01/15/23)(a)(e)	8,741	7,979,805
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	119	112,581
3.90%, 10/01/27 (Call 07/01/27)(b)	1,953	1,882,477
6.63%, 02/01/25 (Call 01/01/25)	1,682	1,753,922
7.50%, 02/01/30 (Call 11/01/29)(b)	764	846,680
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	8,058	7,854,918
6.00%, 04/15/30 (Call 04/15/25)(a)	8,106	7,883,085
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	8,152	7,899,696
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	7,098	7,205,823
6.25%, 04/15/32 (Call 04/15/27)(a)	8,592	8,368,071
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	7,060	6,978,810
9.50%, 01/15/25 (Call 01/15/23)(b)	6,297	6,519,284
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 11/15/28)(a)(e)	5,354	5,383,205
6.13%, 06/30/25 (Call 07/01/22)(a)(e)	8,345	8,342,079
6.50%, 06/30/27 (Call 12/15/27)(a)(e)	7,631	7,608,107
6.75%, 06/30/30 (Call 02/15/24)(a)(e)	8,556	8,466,162
Matador Resources Co., 5.88%, 09/15/26
(Call 09/15/22)(b)	14,883	15,027,067
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	8,354	8,331,444
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	17,660	18,460,219
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/23)(a)(b)	8,282	7,507,633
10.50%, 05/15/27 (Call 05/15/23)(a)(b)	8,657	8,408,111
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/22)(b)	8,379	8,507,303
5.88%, 12/01/27 (Call 12/01/22)(b)	6,693	6,767,482
6.38%, 07/15/28 (Call 07/15/24)(b)	7,871	8,086,469
6.88%, 08/15/24 (Call 08/15/22)(b)	707	712,638
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	8,296	7,996,660
7.38%, 05/15/27 (Call 05/15/24)(a)	11,911	12,044,999
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 07/15/22)(a)(b)	6,855	6,618,503
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	1,048	1,021,800
5.50%, 12/01/25 (Call 09/01/25)	11,406	11,822,449
5.55%, 03/15/26 (Call 12/15/25)	17,291	17,987,827
5.88%, 09/01/25 (Call 06/01/25)(b)	12,636	13,202,093
6.13%, 01/01/31 (Call 07/01/30)(b)	18,516	20,089,860
6.38%, 09/01/28 (Call 03/01/28)(b)	9,036	9,758,880
6.63%, 09/01/30 (Call 03/01/30)(b)	19,353	21,671,489
6.95%, 07/01/24	9,632	10,209,920
	Par
Security	(000)	Value

Oil & Gas (continued)
7.50%, 05/01/31	$14,569	$17,446,377
7.88%, 09/15/31	9,358	11,323,952
8.00%, 07/15/25 (Call 04/15/25)(b)	8,216	9,000,815
8.50%, 07/15/27 (Call 01/15/27)	6,714	7,768,191
8.88%, 07/15/30 (Call 01/15/30)	14,338	17,831,783
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	11,393	10,218,382
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	11,150	10,004,784
5.88%, 07/15/27 (Call 07/15/22)(a)	6,903	6,764,940
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	14,617	12,952,489
7.25%, 06/15/25 (Call 06/15/22)(b)	8,474	8,219,780
9.25%, 05/15/25 (Call 05/15/23)(a)	17,646	18,351,840
Puma International Financing SA
5.00%, 01/24/26 (Call 12/15/25)(a)	11,200	10,311,933
5.13%, 10/06/24 (Call 06/13/22)(a)	7,061	6,732,134
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	7,530	7,352,156
4.88%, 05/15/25 (Call 02/15/25)(b)	8,493	8,637,457
5.00%, 03/15/23 (Call 12/15/22)	352	353,137
8.25%, 01/15/29 (Call 01/15/24)	9,232	10,004,718
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	5,371	5,357,617
6.63%, 01/15/27 (Call 01/15/23)(b)	3,979	4,032,717
6.75%, 09/15/26 (Call 09/15/22)	7,379	7,436,556
10.00%, 01/15/25 (Call 06/17/22)(a)	5,664	6,117,120
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	17,221	16,819,966
5.38%, 02/01/29 (Call 02/01/24)(b)	9,064	9,177,300
5.38%, 03/15/30 (Call 03/15/25)(b)	17,052	17,266,855
5.95%, 01/23/25 (Call 10/23/24)(b)	1,849	1,929,894
7.75%, 10/01/27 (Call 10/01/22)(b)	6,227	6,552,672
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	12,690	11,814,390
4.50%, 04/30/30 (Call 04/30/25)(a)	11,699	10,646,090
5.88%, 03/15/28 (Call 03/15/23)(b)	4,326	4,327,442
6.00%, 04/15/27 (Call 04/15/23)(b)	9,150	9,331,170
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 07/15/22)(a)	3,638	3,474,660
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/22)(a)	7,284	6,068,483
7.50%, 01/15/26 (Call 01/15/23)(a)	7,948	6,514,380
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	10,708	8,435,762
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	10,113	10,076,340
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 08/01/22)(a)	1,535	1,496,040
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/23)(a)(b)	5,556	5,287,393
		913,460,974
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	11,669	11,365,696
6.88%, 04/01/27 (Call 04/01/23)(a)(b)	6,417	6,354,755
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	10,596	10,344,345
6.88%, 09/01/27 (Call 09/01/22)(b)	10,770	10,393,050
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	6,432	6,327,480
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	22,677	21,663,338

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services (continued)
11.00%, 12/01/24 (Call 12/01/22)(a)(b)	$675	$698,794
		67,147,458
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	7,958	7,119,758
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	16,511	14,248,993
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	16,887	15,703,446
5.25%, 04/30/25 (Call 04/30/23)(a)	9,211	9,195,249
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	27,346	22,833,910
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	18,824	16,268,642
3.13%, 09/15/31 (Call 06/15/31)(b)	13,593	11,808,919
4.00%, 11/15/23	12,844	12,898,587
4.88%, 03/15/26 (Call 12/15/25)(b)	11,443	11,651,835
5.25%, 07/01/25(b)	13,699	14,043,401
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/23)(a)(b)	811	791,512
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	5,921	5,877,421
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)	6,705	6,609,789
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	17,031	15,287,026
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(a)	7,827	7,848,524
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)(b)	5,443	5,339,637
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/01/23)(b)	11,920	11,976,024
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	5,938	5,516,521
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	4,937	4,420,290
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,915	7,242,225
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	9,779	9,451,404
8.25%, 11/01/29 (Call 11/01/24)(a)	5,632	4,695,821
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	9,920	9,522,456
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 07/01/22)(a)(b)	19,776	19,532,755
7.25%, 04/15/25 (Call 07/01/22)(a)(b)	21,660	20,901,900
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	4,695	4,130,661
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	6,059	6,151,864
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	8,739	8,649,425
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(a)(b)	15,650	14,163,250
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer Inc., 4.38%, 10/15/28
(Call 10/15/24)(a)(b)	6,923	6,248,008
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	4,635	4,356,900
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,082	7,007,639
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,773	6,889,834
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	5,226	5,351,685
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 10/01/22)(b)	6,833	6,570,886

	Par
Security	(000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	$15,302	$15,206,362
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	9,553	9,431,934
		364,944,493
Pharmaceuticals — 3.6%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	6,376	5,461,575
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	7,985	6,881,408
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	25,968	20,618,296
9.25%, 04/01/26 (Call 04/01/23)(a)(b)	22,662	19,014,551
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	23,022	19,760,934
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	18,678	11,918,899
5.00%, 02/15/29 (Call 02/15/24)(a)	15,504	9,253,950
5.25%, 01/30/30 (Call 01/30/25)(a)	17,557	10,270,845
5.25%, 02/15/31 (Call 02/15/26)(a)	14,988	8,799,830
5.50%, 11/01/25 (Call 11/01/22)(a)	25,412	23,961,229
5.75%, 08/15/27 (Call 08/15/22)(a)	6,101	5,394,504
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	14,043	12,787,191
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	22,785	14,155,181
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	10,616	7,245,420
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	11,498	7,616,908
9.00%, 12/15/25 (Call 12/15/22)(a)(b)	22,585	19,190,474
Elanco Animal Health Inc., 6.40%, 08/28/28
(Call 05/28/28)(b)	11,066	11,428,965
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	13,513	972,550
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	12,499	3,054,554
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc.,
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	18,529	14,082,040
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/22)(a)(b)	8,424	7,792,200
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,540	6,857,924
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	24,294	23,421,845
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	29,720	28,494,942
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	30,793	29,272,596
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	5,799	5,240,846
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	10,206	10,041,110
Par Pharmaceutical Inc., 7.50%, 04/01/27
(Call 04/01/23)(a)(b)	29,492	23,077,490
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	9,361	9,439,632
3.90%, 06/15/30 (Call 03/15/30)(b)	11,141	10,296,373
4.38%, 03/15/26 (Call 12/15/25)(b)	11,040	10,843,488
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	8,070	6,847,143
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	5,267	5,056,499
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	16,019	15,883,159
3.15%, 10/01/26(b)	50,074	44,503,267
4.75%, 05/09/27 (Call 02/09/27)(b)	15,554	14,455,665
5.13%, 05/09/29 (Call 02/09/29)(b)	17,338	15,864,270
6.00%, 04/15/24 (Call 01/15/24)(b)	16,515	16,749,153
6.75%, 03/01/28 (Call 12/01/27)(b)	19,815	20,184,302

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
7.13%, 01/31/25 (Call 10/31/24)(b)	$12,688	$13,032,479
		549,223,687
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	11,139	11,168,240
5.75%, 03/01/27 (Call 03/01/23)(a)(b)	9,827	9,826,803
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,235	8,250,441
7.88%, 05/15/26 (Call 05/15/23)(a)	8,881	9,383,594
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	9,175	8,764,877
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	8,160	8,034,948
4.13%, 12/01/27 (Call 09/01/27)	4,417	4,107,810
4.15%, 07/01/23 (Call 04/01/23)(b)	2,461	2,473,613
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	7,192	6,713,732
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)(b)	29,530	28,682,244
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)(b)	17,999	15,734,726
4.00%, 03/01/31 (Call 03/01/26)(b)	22,990	21,226,476
4.50%, 10/01/29 (Call 10/01/24)(b)	20,525	20,039,994
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31 (Call 06/15/26)(a)(b)	20,705	19,626,062
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(b)	7,855	7,578,504
5.75%, 04/01/25 (Call 04/01/23)(b)	8,319	8,261,807
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	10,687	10,085,856
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	7,024	7,171,571
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(b)	7,707	6,615,920
5.13%, 05/15/29 (Call 02/15/29)(b)	8,334	8,334,833
5.38%, 07/15/25 (Call 04/15/25)(b)	12,409	12,677,448
5.63%, 07/15/27 (Call 04/15/27)(b)	6,391	6,600,625
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	6,484	5,689,710
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	15,692	14,676,924
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	14,735	13,703,550
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	8,821	8,822,764
4.40%, 04/01/24 (Call 01/01/24)	7,861	7,851,174
4.85%, 07/15/26 (Call 04/15/26)(b)	7,315	7,353,770
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	7,947	7,935,080
4.13%, 12/01/26 (Call 09/01/26)	5,839	5,471,143
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	12,497	11,101,606
4.75%, 07/15/23 (Call 06/15/23)(b)	3,058	3,116,561
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	17,332	14,966,529
5.50%, 07/15/28 (Call 04/15/28)(b)	12,522	11,911,552
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	9,715	9,882,331
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	12,810	12,821,810
7.50%, 06/01/27 (Call 06/01/24)(a)	2,140	2,140,000
7.50%, 06/01/30 (Call 12/01/29)(a)	5,030	5,030,000
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/22)(b)	6,943	6,691,316
7.75%, 02/01/28 (Call 02/01/23)(b)	11,804	11,394,401
8.00%, 01/15/27 (Call 01/15/24)	15,350	15,116,680
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	9,044	8,288,374
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	6,713	6,584,782
	Par
Security	(000)	Value

Pipelines (continued)
5.50%, 10/15/30 (Call 10/15/25)(a)	$7,666	$7,556,760
5.63%, 02/15/26 (Call 02/15/23)(a)(b)	11,878	12,094,443
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	17,542	15,001,392
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	25,075	24,380,422
6.75%, 09/15/25 (Call 09/15/22)(a)	16,219	15,966,795
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	30,508	28,543,895
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 07/01/22)(b)	6,189	5,714,819
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	8,016	8,040,048
5.75%, 10/01/25 (Call 07/01/25)(b)	7,278	7,378,073
6.00%, 06/01/26 (Call 03/01/26)(b)	7,088	7,143,286
6.38%, 10/01/30 (Call 04/01/30)(b)	9,555	9,381,509
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	4,926	4,759,649
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	8,027	7,597,074
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	10,879	10,066,339
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,582	6,411,658
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	11,215	10,096,864
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	7,277	6,439,539
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	8,651	8,899,716
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	473	452,926
5.50%, 03/01/30 (Call 03/01/25)	666	663,969
6.88%, 01/15/29 (Call 01/15/24)	312	328,018
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,943	19,005,772
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	17,380	16,388,923
4.13%, 08/15/31 (Call 02/15/31)(a)(b)	16,851	15,803,985
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	11,351	11,084,251
3.95%, 06/01/25 (Call 03/01/25)(b)	574	566,346
4.50%, 03/01/28 (Call 12/01/27)	5,339	5,257,046
4.55%, 02/01/30 (Call 11/01/29)(b)	17,494	16,750,505
4.65%, 07/01/26 (Call 04/01/26)	7,883	7,915,714
4.75%, 08/15/28 (Call 05/15/28)(b)	4,734	4,695,749
		726,295,666
Real Estate — 0.6%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	9,376	8,702,870
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,523	7,532,031
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	11,952	11,632,882
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	7,978	7,193,021
4.75%, 02/01/30 (Call 09/01/24)(b)	9,177	8,173,220
5.00%, 03/01/31 (Call 03/01/26)	8,815	7,834,190
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,566	2,557,260
5.25%, 04/15/30 (Call 04/15/25)(a)	14,829	12,954,614
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	14,003	12,479,473
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	10,223	8,589,876
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%,
07/10/25 (Call 04/10/25)(a)(b)	7,537	5,798,214
		93,447,651

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts — 3.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	$12,116	$11,295,504
5.75%, 05/15/26 (Call 05/15/23)(a)(b)	12,903	12,677,198
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	6,406	5,044,725
4.75%, 02/15/28 (Call 08/15/27)(b)	7,601	6,358,617
9.75%, 06/15/25 (Call 06/15/22)(b)	13,559	14,228,815
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	15,571	14,407,846
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	5,224	5,277,807
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	16,595	14,909,570
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	13,317	13,120,336
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	14,663	13,821,637
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	5,578	5,410,102
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,136	11,792,652
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	20,640	19,633,800
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,068	8,659,940
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)(b)	11,196	10,220,443
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	6,764	6,673,024
4.75%, 10/01/24 (Call 07/01/24)(b)	11,325	11,334,556
5.50%, 02/15/26 (Call 08/15/22)(b)	6,180	6,203,484
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	7,749	7,033,139
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	9,684	8,715,600
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	19,482	17,037,399
4.63%, 08/01/29 (Call 08/01/24)(b)	13,238	12,592,207
5.00%, 10/15/27 (Call 09/07/22)(b)	20,172	19,998,017
5.25%, 08/01/26 (Call 08/01/22)(b)	6,563	6,601,781
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,701	11,105,419
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	10,750	10,612,400
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	8,071	8,382,892
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	9,446	8,832,010
4.75%, 10/15/27 (Call 10/15/22)(b)	9,582	9,205,715
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	7,155	6,883,110
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	8,355	7,561,275
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	24,207	21,513,971
3.88%, 02/15/27 (Call 02/15/23)(b)	22,317	21,817,657
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	6,095	4,735,444
4.35%, 10/01/24 (Call 09/01/24)	10,978	9,965,828
4.38%, 02/15/30 (Call 08/15/29)(b)	6,068	4,459,980
4.50%, 06/15/23 (Call 12/15/22)(b)	3,881	3,786,966
4.75%, 10/01/26 (Call 08/01/26)	7,153	5,982,292
4.95%, 02/15/27 (Call 08/15/26)(b)	6,048	5,019,840
4.95%, 10/01/29 (Call 07/01/29)	6,938	5,442,028
5.50%, 12/15/27 (Call 09/15/27)(b)	6,762	6,039,142
7.50%, 09/15/25 (Call 06/15/25)	11,126	11,027,932
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	7,150	6,737,445
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	$3,253	$3,133,355
4.38%, 01/15/27 (Call 07/15/26)(a)	8,611	8,105,104
4.75%, 03/15/25 (Call 09/15/24)(b)	5,606	5,540,410
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	10,412	8,348,276
7.88%, 02/15/25 (Call 02/15/23)(a)(b)	30,458	31,225,353
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,060	6,285,253
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	17,509	14,773,110
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/23)(a)(b)	4,032	3,848,127
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	4,706	4,312,167
3.88%, 02/15/29 (Call 11/15/28)(a)	10,050	9,047,613
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	5,543	5,093,795
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	6,755	6,414,683
4.50%, 09/01/26 (Call 06/01/26)(a)	5,342	5,114,965
4.63%, 06/15/25 (Call 03/15/25)(a)	8,832	8,632,308
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	5,110	4,803,400
5.63%, 05/01/24 (Call 02/04/24)(a)	14,264	14,420,904
5.75%, 02/01/27 (Call 11/01/26)(a)	9,280	9,272,019
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,903	7,409,063
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	6,029	6,143,589
		594,083,039
Retail — 4.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,115	11,118,178
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	20,684	19,520,525
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	42,975	37,839,487
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	11,693	10,987,912
5.75%, 04/15/25 (Call 04/15/23)(a)(b)	7,687	7,871,008
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	5,505	5,170,847
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,917	10,997,246
4.75%, 03/01/30 (Call 03/01/25)(b)	5,290	4,818,033
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	10,661	9,667,495
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,300	5,061,500
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	17,321	17,299,349
7.50%, 06/15/29 (Call 06/15/24)(b)	7,140	7,415,782
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	10,568	6,974,880
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	7,995	5,767,211
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	6,983	6,147,135
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	8,491	5,943,700
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	28,863	25,724,149
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(a)(b)	9,745	9,562,931
8.50%, 10/30/25 (Call 10/30/22)(a)	9,837	9,870,527
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,573	7,865,727
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	13,135	11,393,956
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	13,328	12,128,480
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	19,133	16,565,925

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	$7,467	$6,777,796
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	8,464	8,022,179
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	11,603	8,499,197
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	11,038	7,863,983
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	10,556	10,503,220
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	11,042	8,623,250
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)(b)	15,106	12,895,615
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,094	12,120,821
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,060	7,459,032
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	4,456	4,385,952
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	8,329	7,830,301
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	5,484	5,004,150
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	6,204	5,592,286
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	11,827	9,747,771
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	19,846	14,189,890
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,116	7,350,012
4.75%, 09/15/29 (Call 09/15/24)(b)	7,182	6,911,463
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(a)(b)	17,253	17,080,470
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	6,324	5,343,548
4.38%, 04/01/30 (Call 01/01/30)(b)	7,416	6,485,144
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	8,730	8,532,353
3.75%, 06/15/29 (Call 06/15/24)(b)	7,955	7,133,567
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	16,929	15,574,680
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	17,002	15,871,423
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,812	6,372,379
4.45%, 02/15/25 (Call 11/15/24)	7,823	7,304,531
4.75%, 02/15/27 (Call 11/15/26)(b)	8,647	7,469,970
4.85%, 04/01/24(b)	10,109	9,882,154
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	7,795	6,558,011
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	12,860	10,645,508
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,379	10,098,555
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	6,913	5,936,539
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	8,189	7,533,880
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	12,432	10,660,440
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,833	5,895,171
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(a)	29,191	26,955,150
10.75%, 04/15/27 (Call 04/15/23)(a)(b)	14,688	12,154,320
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	8,115	7,479,560
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	14,094	12,504,901
4.63%, 01/31/32 (Call 10/01/26)(b)	18,075	16,866,325
	Par
Security	(000)	Value

Retail (continued)
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	$10,336	$9,948,400
5.38%, 04/01/32 (Call 04/01/27)	16,095	15,731,253
		675,507,133
Semiconductors — 0.1%
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	5,015	4,477,141
4.38%, 04/15/28 (Call 04/15/23)(a)(b)	7,130	6,704,558
		11,181,699
Software — 2.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)(b)	14,632	13,768,127
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	5,717	5,713,864
5.00%, 10/15/24 (Call 07/15/24)(b)	5,782	5,966,097
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,419	7,471,953
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 06/13/22)(a)(b)	15,066	14,993,243
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	12,727	11,613,451
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,899	13,342,054
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	13,638	12,868,817
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	4,598	4,621,216
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	35,030	32,204,245
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	11,822	10,306,420
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	11,646	10,651,972
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	10,096	9,133,851
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	15,086	14,069,204
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	12,657	11,992,507
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	12,959	12,199,473
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,831	11,746,139
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	10,956	10,134,300
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	10,815	9,755,570
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(a)(b)	6,601	6,556,443
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	6,536	6,255,621
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	6,595	5,751,499
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	9,717	7,672,738
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	15,587	13,833,151
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 03/30/23)(a)(b)	28,673	28,698,519
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	6,490	5,954,575
3.88%, 03/15/31 (Call 03/15/26)(b)	8,445	7,662,402
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 09/01/22)(a)	26,718	23,431,686
		328,369,137
Telecommunications — 7.8%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	18,933	15,810,948
10.50%, 05/15/27 (Call 05/15/23)(a)	23,051	22,699,933
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	30,108	26,118,690
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	6,728	5,813,494

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
5.13%, 07/15/29 (Call 04/15/24)(a)(b)	$37,151	$32,033,450
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	16,915	15,181,987
8.13%, 02/01/27 (Call 08/01/22)(a)(b)	25,481	25,549,755
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	14,047	9,885,576
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(c)	7,781	7,199,759
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(c)	7,340	6,651,765
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/22)(a)(b)	10,315	9,782,527
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	18,345	16,159,193
6.00%, 03/01/26 (Call 03/01/23)(a)(b)	20,732	20,369,721
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	10,849	9,170,443
8.25%, 03/01/27 (Call 03/01/23)(a)(b)	15,229	13,355,833
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)(b)	10,827	9,049,342
6.00%, 06/15/25 (Call 06/15/22)(a)(b)	18,338	17,112,563
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/22)(a)	31,292	30,014,348
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	5,047	4,417,639
6.50%, 10/01/28 (Call 10/01/23)(a)	11,062	9,803,698
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	23,134	21,560,888
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	16,941	16,602,180
5.88%, 11/01/29 (Call 11/01/24)(b)	11,123	9,437,947
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	14,869	12,638,650
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	14,743	12,841,153
8.75%, 05/15/30 (Call 05/15/25)(a)	16,645	17,498,056
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,144	9,109,710
6.63%, 08/01/26(b)	12,966	12,800,035
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	16,909	16,396,869
7.00%, 10/15/28 (Call 10/15/24)(a)	12,719	12,266,098
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	44,362	41,367,565
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	11,771	9,946,495
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	16,440	14,037,253
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	18,184	16,124,662
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	15,218	14,011,974
5.25%, 03/15/26 (Call 03/15/23)(b)	10,860	10,683,525
5.38%, 05/01/25 (Call 05/01/23)(b)	10,406	10,386,359
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	17,790	16,366,800
4.50%, 01/15/29 (Call 01/15/24)(a)	15,849	12,997,831
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	17,630	16,266,804
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	15,717	13,477,328
5.63%, 04/01/25 (Call 01/01/25)(b)	5,937	5,862,788
Series W, 6.75%, 12/01/23(b)	10,628	10,944,459
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	13,739	14,215,743
Nokia OYJ, 4.38%, 06/12/27(b)	7,488	7,370,438
Sprint Corp.
7.13%, 06/15/24	36,626	38,921,923
7.63%, 02/15/25 (Call 11/15/24)(b)	24,977	27,037,603
7.63%, 03/01/26 (Call 11/01/25)(b)	24,503	27,154,082
7.88%, 09/15/23	50,689	53,246,417
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	7,244	7,273,356
	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
4.13%, 06/15/29 (Call 06/15/24)(a)	$5,713	$5,754,134
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	20,331	20,628,443
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	5,867	3,989,560
5.63%, 12/06/26 (Call 12/06/23)(a)	8,676	6,184,253
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	6,485	3,080,375
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	14,699	13,767,561
2.25%, 02/15/26 (Call 02/15/23)(a)	13,052	12,224,927
2.63%, 04/15/26 (Call 04/15/23)(b)	14,975	14,134,304
2.63%, 02/15/29 (Call 02/15/24)	15,708	13,940,850
2.88%, 02/15/31 (Call 02/15/26)	15,471	13,562,941
3.38%, 04/15/29 (Call 04/15/24)(b)	18,722	17,343,593
3.38%, 04/15/29 (Call 04/15/24)(a)	15,195	14,076,268
3.50%, 04/15/31 (Call 04/15/26)(b)	22,089	20,269,993
3.50%, 04/15/31 (Call 04/15/26)(a)	17,635	16,125,003
4.75%, 02/01/28 (Call 02/01/23)(b)	19,407	19,476,436
5.38%, 04/15/27 (Call 04/15/23)(b)	6,530	6,637,745
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/22)(a)(b)	11,474	10,885,958
5.63%, 04/15/27 (Call 04/15/23)(a)(b)	7,044	6,784,076
6.50%, 07/15/28 (Call 06/17/23)(a)	7,117	6,010,662
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	19,667	17,405,295
4.75%, 07/15/31 (Call 07/15/26)(a)	21,382	19,350,710
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(c)	6,921	6,220,019
4.13%, 06/04/81 (Call 04/04/31)(c)	16,439	13,632,863
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	27,269	28,334,127
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	21,100	19,454,200
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 07/01/22)(a)(b)	21,286	18,625,250
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	16,729	13,383,200
		1,176,308,401
Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,893	8,647,553
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,686	9,286,453
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	7,372	7,583,379
		25,517,385
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25)(a)(b)(c)	6,665	6,465,050
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	15,162	13,034,771
6.50%, 10/01/25 (Call 10/01/22)(a)(b)	12,538	12,255,895
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	4,852	4,922,233
		36,677,949
Total Corporate Bonds & Notes — 97.7%
(Cost: $16,148,880,376)		14,813,237,642

Short-Term Securities

Money Market Funds — 27.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(f)(g)(h)	3,907,234	3,907,234,299

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(f)(g)	204,120	$204,120,000
		4,111,354,299
Total Short-Term Securities — 27.1%
(Cost: $4,111,134,113)		4,111,354,299

Total Investments in Securities — 124.8%
(Cost: $20,260,014,489)		18,924,591,941

Liabilities in Excess of Other Assets — (24.8)%		(3,765,798,598)

Net Assets — 100.0%		$15,158,793,343

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,859,974,472	$1,047,850,024	(a)	$—	$(604,822)	$14,625	$3,907,234,299	3,907,234	$2,836,260	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	131,460,000	72,660,000	(a)	—	—	—	204,120,000	204,120	139,502		—
					$(604,822)	$14,625	$4,111,354,299		$2,975,762		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,813,237,642	$—	$14,813,237,642
Money Market Funds	4,111,354,299	—	—	4,111,354,299
	$4,111,354,299	$14,813,237,642	$—	$18,924,591,941

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate